OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Current and non-current balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current and non-current balances
Current	$ 341,478,129	$ 26,103,215
Non-current portion of non-current bonds issued	769,765,783	1,027,864,462
CMF Registration N254 06.13.2001 Series B
Current and non-current balances
Current nominal amount	$ 1,253,683
Nominal interest rate	6.50%
Current	$ 10,513,470	8,769,787
Non-current portion of non-current bonds issued	28,795,438	34,515,188
CMF Registration N641 08.23.2010 Series C
Current and non-current balances
Current nominal amount	$ 1,227,273
Nominal interest rate	4.00%
Current	$ 5,427,888	4,853,856
Non-current portion of non-current bonds issued	38,302,888	38,035,317
CMF Registration N760 08.20.2013 Series D
Current and non-current balances
Current nominal amount	$ 4,000,000
Nominal interest rate	3.80%
Current	$ 1,967,995	1,737,109
Non-current portion of non-current bonds issued	140,443,920	123,966,960
CMF Registration N760 04.02.2014 Series E
Current and non-current balances
Current nominal amount	$ 3,000,000
Nominal interest rate	3.75%
Current	$ 1,304,513	1,151,467
Non-current portion of non-current bonds issued	105,332,951	92,975,229
CMF Registration N912 10.10.2018 Series F
Current and non-current balances
Current nominal amount	$ 5,700,000
Nominal interest rate	2.83%
Current	$ 1,491,144	1,316,202
Non-current portion of non-current bonds issued	200,132,586	176,652,918
Bonds USA 2023
Current and non-current balances
Current nominal amount	$ 365,000,000
Nominal interest rate	5.00%
Current	$ 316,293,761	3,853,898
Non-current portion of non-current bonds issued		308,311,850
Bonds USA 2050
Current and non-current balances
Current nominal amount	$ 300,000,000
Nominal interest rate	3.95%
Current	$ 4,479,358	4,420,896
Non-current portion of non-current bonds issued	256,758,000	253,407,000
Bonds payable (current)
Current and non-current balances
Current nominal amount	$ 341,478,129	$ 26,103,215